SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024	Nov. 05, 2025	Mar. 31, 2025
Class of Stock [Line Items]
Original share capital authorized amount	$ 50,000
IPO [Member]
Class of Stock [Line Items]
Additional shares issued		28,000,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000			25,000,000
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, shares issued	11,371,120			7,633,620
Ordinary shares, shares outstanding	10,616,741			7,633,620
Stock repurchased during period, shares	754,379
Stock repurchased during period,value	$ 749,424
Common Class A [Member] | Board Of Directors [Member]
Class of Stock [Line Items]
Share repurchase program, authorized, amount			$ 1,000,000.0
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Additional shares issued	3,737,500
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000			25,000,000
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, shares issued	20,366,380			20,366,380
Ordinary shares, shares outstanding	20,366,380			20,366,380